UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22056

John Hancock Tax-Advantaged Global Shareholder Yield Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer
601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock

Tax-Advantaged Global Shareholder Yield Fund

Semiannual Report
4.30.12

Ticker | **HTY**

Portfolio summary

Top 10 Holdings (27.0% of Net Assets on 4-30-12)[1,2]

Duke Energy Corp.	3.2%	SCOR SE	2.6%

Progress Energy, Inc.	3.0%	GlaxoSmithKline PLC	2.6%

BAE Systems PLC	3.0%	Vodafone Group PLC	2.5%

TECO Energy, Inc.	2.9%	Lorillard, Inc.	2.4%

Swisscom AG	2.7%	United Utilities Group PLC	2.1%

Top 10 Countries[1,2,3]

United States	51.9%	Canada	3.5%

United Kingdom	18.8%	Italy	1.6%

France	8.4%	Netherlands	1.5%

Germany	5.1%	Taiwan	1.5%

Switzerland	4.7%	Philippines	1.1%

Sector Composition[1,3]

Utilities	20.4%	Energy	5.1%

Telecommunication Services	16.8%	Consumer Discretionary	4.0%

Consumer Staples	14.5%	Materials	2.8%

Industrials	10.1%	Information Technology	2.6%

Financials	8.2%	Short-Term Investments & Other	9.2%

Health Care	6.3%

1 As a percentage of net assets on 4-30-12.

2 Cash and cash equivalents not included.

3 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. These risks are more significant in emerging markets. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	Tax-Advantaged Global Shareholder Yield Fund | Semiannual report

Fund’s investments

As of 4-30-12 (unaudited)

	Shares	Value

Common Stocks 89.4%		$102,071,466

(Cost $98,594,184)

Australia 0.8%		887,363

Westpac Banking Corp.	37,500	887,363

Brazil 0.5%		602,583

CPFL Energia SA	43,100	602,583

Canada 3.5%		4,047,505

BCE, Inc.	55,800	2,260,582

Shaw Communications, Inc., Class B	86,700	1,786,923

France 8.4%		9,529,423

SCOR SE	113,600	3,003,378

Total SA	37,600	1,800,348

Vinci SA	52,500	2,436,910

Vivendi SA	123,750	2,288,787

Germany 4.6%		5,286,901

BASF SE	22,800	1,878,358

Daimler AG	18,900	1,045,140

Deutsche Telekom AG	64,100	722,741

Muenchener Rueckversicherungs AG	11,300	1,640,662

Italy 1.6%		1,851,931

Terna Rete Elettrica Nazionale SpA	498,100	1,851,931

Netherlands 1.5%		1,734,845

Royal Dutch Shell PLC, ADR	24,250	1,734,845

Norway 0.6%		638,060

Orkla ASA	86,850	638,060

Philippines 1.1%		1,311,552

Philippine Long Distance Telephone Company, ADR	21,600	1,311,552

Switzerland 4.7%		5,346,820

Nestle SA	36,200	2,217,761

Swisscom AG	8,400	3,129,059

Taiwan 1.5%		1,693,546

Taiwan Semiconductor Manufacturing Company, Ltd., ADR	108,700	1,693,546

United Kingdom 18.8%		21,403,655

AstraZeneca PLC, ADR (C)	37,700	1,655,030

BAE Systems PLC	699,700	3,350,332

See notes to financial statements	Semiannual report | Tax-Advantaged Global Shareholder Yield Fund	7

	Shares	Value
United Kingdom (continued)

British American Tobacco PLC	29,850	$1,532,665

Diageo PLC, ADR	13,200	1,334,784

FirstGroup PLC	329,900	1,042,443

GlaxoSmithKline PLC	129,200	2,988,410

Imperial Tobacco Group PLC	38,600	1,543,926

National Grid PLC	72,200	779,525

Scottish & Southern Energy PLC	89,200	1,912,861

United Utilities Group PLC	243,600	2,445,629

Vodafone Group PLC	1,015,900	2,818,050

United States 41.8%		47,737,282

Altria Group, Inc.	70,600	2,274,026

Arthur J. Gallagher & Company (C)	54,300	2,039,508

AT&T, Inc.	70,100	2,306,991

Automatic Data Processing, Inc.	11,700	650,754

Bristol-Myers Squibb Company	35,200	1,174,624

CenturyLink, Inc. (C)	54,900	2,116,944

ConocoPhillips	16,800	1,203,384

Diamond Offshore Drilling, Inc.	16,500	1,131,075

Duke Energy Corp. (C)	171,800	3,681,674

E.I. du Pont de Nemours & Company	25,050	1,339,173

Integrys Energy Group, Inc. (C)	37,100	2,027,144

Lockheed Martin Corp. (C)	21,100	1,910,394

Lorillard, Inc. (C)	20,000	2,705,800

Merck & Company, Inc.	35,800	1,404,792

Microchip Technology, Inc.	16,400	579,576

NYSE Euronext	31,500	811,125

PepsiCo, Inc.	8,500	561,000

Philip Morris International, Inc. (C)	25,700	2,300,407

Pitney Bowes, Inc.	55,600	952,428

PPL Corp.	20,600	563,410

Progress Energy, Inc. (C)	63,900	3,400,758

R.R. Donnelley & Sons Company	91,600	1,145,916

Regal Entertainment Group (C)	83,700	1,139,157

Reynolds American, Inc. (C)	52,400	2,139,492

SCANA Corp. (C)	30,900	1,425,108

Southern Company	12,500	574,250

TECO Energy, Inc. (C)	184,800	3,330,096

Vectren Corp.	22,400	659,680

Verizon Communications, Inc.	54,200	2,188,596

8	Tax-Advantaged Global Shareholder Yield Fund | Semiannual report	See notes to financial statements

		Shares	Value

Preferred Securities 1.4%			$1,565,720

(Cost $1,454,469)

Germany 0.5%			589,140

ProSiebenSat.1 Media AG		23,200	589,140

United States 0.9%			976,580

MetLife, Inc., Series B, 6.500% (C)		38,600	976,580

	Yield (%)	Shares	Value

Short-Term Investments 5.9%			$6,712,236

(Cost $6,712,236)

Money Market Funds 4.8%			5,498,236

State Street Institutional Treasury Money
Market Fund (Y)	0.000	5,498,236	5,498,236

		Par value	Value

Repurchase Agreement 1.1%			$1,214,000

Repurchase Agreement with State Street Corp. dated 4-30-12 at 0.010%
to be repurchased at $1,214,000 on 5-1-12, collateralized by $1,235,000
Federal Home Loan Mortgage Corp., 0.855% due 11-25-14 (valued at
$1,240,015, including interest)		$1,214,000	1,214,000

Total investments (Cost $106,760,889)† 96.7%			$110,349,422

Other assets and liabilities, net 3.3%			$3,732,261

Total net assets 100.0%			$114,081,683

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(C) All or a portion of this security is segregated as collateral for options overlay (see Note 3). Total collateral value at 4-30-12 was $30,848,092.

(Y) The rate shown is the annualized seven-day yield as of 4-30-12.

† At 4-30-12, the aggregate cost of investment securities for federal income tax purposes was $108,696,251. Net unrealized appreciation aggregated $1,653,171, of which $5,720,986 related to appreciated investment securities and $4,067,815 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of total net assets on 4-30-12:

Utilities	20.4%
Telecommunication Services	16.8%
Consumer Staples	14.5%
Industrials	10.1%
Financials	8.2%
Health Care	6.3%
Energy	5.1%
Consumer Discretionary	4.0%
Materials	2.8%
Information Technology	2.6%
Short-Term Investments & Other	9.2%

See notes to financial statements	Semiannual report | Tax-Advantaged Global Shareholder Yield Fund	9

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value for each common share.

Assets

Investments, at value (Cost $106,760,889)	$110,349,422
Cash	416
Foreign currency, at value (Cost $104,913)	104,779
Receivable for investments sold	5,975,970
Dividends and interest receivable	676,299
Other receivables and prepaid expenses	49,744

Total assets	117,156,630

Liabilities

Payable for investments purchased	2,237,336
Written options, at value (Premiums received $627,325)	759,800
Payable to affiliates
Accounting and legal services fees	727
Trustees’ fees	8,061
Other liabilities and accrued expenses	69,023

Total liabilities	3,074,947

Net assets

Paid-in capital	$152,498,052
Accumulated distributions in excess of net investment income	(3,304,837)
Accumulated net realized loss on investments, written options
and foreign currency transactions	(38,583,939)
Net unrealized appreciation (depreciation) on investments, written options
and translation of assets and liabilities in foreign currencies	3,472,407

Net assets	$114,081,683

Net asset value per share
Based on 9,484,599 shares of beneficial interest outstanding — unlimited
number of shares authorized with $0.01 par value	$12.03

10	Tax-Advantaged Global Shareholder Yield Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-12 (unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$3,683,591
Interest	80
Less foreign taxes withheld	(202,493)

Total investment income	3,481,178

Expenses

Investment management fees	566,750
Accounting and legal services fees	9,473
Transfer agent fees	20,143
Trustees’ fees	24,987
Printing and postage	28,170
Professional fees	30,459
Custodian fees	14,151
Stock exchange listing fees	11,741
Other	13,243

Total expenses	719,117

Net investment income	2,762,061

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	2,406,051
Written options	(120,149)
Foreign currency transactions	(30,386)
2,255,516
Change in net unrealized appreciation (depreciation) of
Investments	232,964
Written options	(80,609)
Translation of assets and liabilities in foreign currencies	(636)

151,719

Net realized and unrealized gain	2,407,235

Increase in net assets from operations	$5,169,296

See notes to financial statements	Semiannual report | Tax-Advantaged Global Shareholder Yield Fund	11

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-12	ended
	(unaudited)	10-31-11

Increase (decrease) in net assets

From operations
Net investment income	$2,762,061	$6,047,090
Net realized gain	2,255,516	4,694,532
Change in net unrealized appreciation (depreciation)	151,719	(5,220,142)

Increase in net assets resulting from operations	5,169,296	5,521,480

Distributions to shareholders
From net investment income	(6,062,688)[1]	(6,784,389)
From tax return of capital	—	(6,798,693)

Total distributions	(6,062,688)	(13,583,082)

From Fund share transactions
Issued pursuant to Dividend Reinvestment Plan	209,066	714,891

Total decrease	(684,326)	(7,346,711)

Net assets

Beginning of period	114,766,009	122,112,720

End of period	$114,081,683	$114,766,009

Accumulated distributions in excess of net investment income	($3,304,837)	($4,210)

Share activity

Shares outstanding
Beginning of period	9,467,556	9,410,361
Issued pursuant to Dividend Reinvestment Plan	17,043	57,195

End of period	9,484,599	9,467,556

1 A portion of the distributions may be deemed a tax return of capital at year-end.

12	Tax-Advantaged Global Shareholder Yield Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

COMMON SHARES Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08	10-31-07[2]

Per share operating performance
Net asset value, beginning of period	$12.12	$12.98	$12.53	$12.92	$19.58	$19.10[3]
Net investment income[4]	0.29	0.64	0.64	0.72	1.05	0.02
Net realized and unrealized gain (loss)
on investments	0.26	(0.06)	1.25	0.42	(5.91)	0.50
Total from investment operations	0.55	0.58	1.89	1.14	(4.86)	0.52
Less distributions to
common shareholders
From net investment income	(0.64)[5]	(0.72)	(0.62)	(0.70)	(1.03)	—
From net realized gain	—	—	—	—	(0.38)	—
From tax return of capital	—	(0.72)	(0.82)	(0.83)	(0.39)	—
Total distributions	(0.64)	(1.44)	(1.44)	(1.53)	(1.80)	—
Anti-dilutive impact of repurchase plan	—	—	—	—[6,7]	—	—
Offering costs related to
common shares	—	—	—	—[6]	—	(0.04)
Net asset value, end of period	$12.03	$12.12	$12.98	$12.53	$12.92	$19.58
Per share market value,
end of period	$12.85	$12.39	$13.66	$11.33	$11.00	$20.20
Total return at net asset value (%)[8]	4.49[9]	4.62	16.33	11.05	(25.56)	2.51[9,10]
Total return at market value (%)[8]	9.18[9]	1.63	35.39	17.94	(38.57)	1.00[9]

Ratios and supplemental data

Net assets applicable to common
shares, end of period (in millions)	$114	$115	$122	$117	$121	$171
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.27[11]	1.28	1.25	1.29	1.23	1.46[11]
Expenses net of fee waivers
and credits	1.27[11]	1.28	1.25	1.29	1.23	1.30[11]
Net investment income	4.87[11]	5.12	5.15	6.01	6.29	1.10[11]
Portfolio turnover (%)	46	95	96	126	195	3

1 Six months ended 4-30-12. Unaudited.
2 Period from 9-26-07 (inception date) to 10-31-07.
3 Reflects the deduction of a $0.90 per share sales load.
4 Based on the average daily shares outstanding.
5 A portion of the distributions may be deemed a tax return of capital at year-end.
6 Less than $0.005 per share.
7 The repurchase plan was completed at an average repurchase price of $11.09 for 17,400 shares. The redemption for the year ended 10-31-09 was $192,900 and had a less than $0.005 NAV impact.
8 Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period.
9 Not annualized.
10 Total returns would have been lower had certain expenses not been reduced during the periods shown.
11 Annualized.

See notes to financial statements	Semiannual report | Tax-Advantaged Global Shareholder Yield Fund	13

Notes to financial statements

(unaudited)

Note 1 — Organization

John Hancock Tax-Advantaged Global Shareholder Yield Fund (the Fund) is a closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

14	Tax-Advantaged Global Shareholder Yield Fund | Semiannual report

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$887,363	—	$887,363	—
Brazil	602,583	$602,583	—	—
Canada	4,047,505	4,047,505	—	—
France	9,529,423	—	9,529,423	—
Germany	5,286,901	—	5,286,901	—
Italy	1,851,931	—	1,851,931	—
Netherlands	1,734,845	1,734,845	—	—
Norway	638,060	—	638,060	—
Philippines	1,311,552	1,311,552	—	—
Switzerland	5,346,820	—	5,346,820	—
Taiwan	1,693,546	1,693,546	—	—
United Kingdom	21,403,655	2,989,814	18,413,841	—
United States	47,737,282	47,737,282	—	—
Preferred Securities				—
Germany	589,140	—	589,140	—
United States	976,580	976,580	—	—
Short-Term Investments	6,712,236	5,498,236	1,214,000	—

Total Investments
in Securities	$110,349,422	$66,591,943	$43,757,479	—
Other Financial
Instruments:				—
Written Options	($759,800)	($759,800)	—	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended April 30, 2012, there were no significant transfers between Level 1 and Level 2.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in investment companies are valued at their respective net asset values each business day. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following

Semiannual report | Tax-Advantaged Global Shareholder Yield Fund	15

procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which it invests. Taxes are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Overdrafts. Pursuant to the custodian agreement, the Fund’s custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to the Fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

16	Tax-Advantaged Global Shareholder Yield Fund | Semiannual report

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $38,955,959 available to offset future net realized capital gains as of October 31, 2011, which expires as follows: October 31, 2017 — $36,216,108 and October 31, 2018 — $2,739,851.

As of October 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital. The final determination of tax characteristics of the Fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders. A portion of the distributions paid may be deemed a tax return of capital for the year ended October 31, 2012.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, characterization of distributions and derivative transactions.

New accounting pronouncements. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives.

Note 3 — Derivative instruments

The Fund invests in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out

Semiannual report | Tax-Advantaged Global Shareholder Yield Fund	17

with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities.

When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the Fund.

During the six months ended April 30, 2012, the Fund wrote option contracts to hedge against changes in securities markets and to generate potential income. The following tables summarize the Fund’s written options activities during the six months ended April 30, 2012 and the contracts held at April 30, 2012.

	NUMBER OF	PREMIUMS
	CONTRACTS	RECEIVED

Outstanding, beginning of period	750	$672,884
Options written	3,961	5,847,123
Options expired	(1,700)	(1,795,980)
Options closed	(2,641)	(4,096,702)
Outstanding, end of period	370	$627,325

	EXERCISE	EXPIRATION	NUMBER OF
NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

CALLS
S&P 500 Index	$1,375	May 2012	210	($534,865)	($651,000)
S&P 500 Index	1,420	May 2012	160	(92,460)	(108,800)
Total			370	($627,325)	($759,800)

18	Tax-Advantaged Global Shareholder Yield Fund | Semiannual report

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at April 30, 2012 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Equity contracts	Written options, at value	Written options	—	($759,800)

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2012:

	STATEMENT OF
RISK	OPERATIONS LOCATION	WRITTEN OPTIONS

Equity contracts	Net realized gain	($120,149)
	(loss)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2012:

	STATEMENT OF
RISK	OPERATIONS LOCATION	WRITTEN OPTIONS

Equity contracts	Change in unrealized	($80,609)
	appreciation
	(depreciation)

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. The Adviser is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment advisory agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equal to 1.00% annually of the Fund’s average daily gross assets. Under the advisory agreement, gross assets of the Fund means total assets of the Fund (including any form of investment leverage) minus the sum of accrued liabilities. The Adviser has subadvisory agreements with Epoch Investment Partners, Inc. and Analytic Investors, LLC. The Fund is not responsible for payment of the subadvisory fees.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended April 30, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Semiannual report | Tax-Advantaged Global Shareholder Yield Fund	19

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $50,680,341 and $62,923,033, respectively, for the six months ended April 30, 2012.

20	Tax-Advantaged Global Shareholder Yield Fund | Semiannual report

Additional information

Unaudited

Investment objective and policy

The Fund’s investment objective is to provide total return consisting of a high level of current income and gains and long term capital appreciation. The Fund will seek to achieve favorable after-tax returns for its shareholders by seeking to minimize the federal income tax consequences on income and gains generated by the Fund. Under normal market conditions, the Fund will invest at least 80% of its total assets in a diversified portfolio of dividend-paying securities of issuers located throughout the world. The Fund also intends to write call options on a variety of both U.S. and non-U.S. broad-based indices. The Fund began operations on September 26, 2007.

Dividends and distributions

During the six months ended April 30, 2012, distributions totaling $0.6400 per share were paid to common shareholders. The dates and payments and the amounts per share are as follows:

PAYMENT DATE	DISTRIBUTIONS[1]

December 30, 2011	$0.3200
March 30, 2012	0.3200
Total	$0.6400

1 A portion of the distributions may be deemed a tax return of capital at year-end.

Dividend reinvestment plan

The Fund’s Dividend Reinvestment Plan (the Plan) provides that distributions of dividends and capital gains are automatically reinvested in common shares of the Fund by Computershare Trust Company, N.A. (formerly known as The Bank of New York Mellon) (the Plan Agent). Every shareholder holding at least one full share of the Fund is entitled to participate in the Plan. In addition, every shareholder who became a shareholder of the Fund after June 30, 2011 and holds at least one full share of the Fund will be automatically enrolled in the Plan. Shareholders may withdraw from the Plan at any time and shareholders who do not participate in the Plan will receive all distributions in cash.

If the Fund declares a dividend or distribution payable either in cash or in common shares of the Fund and the market price of shares on the payment date for the distribution or dividend equals or exceeds the Fund’s net asset value per share (NAV), the Fund will issue common shares to participants at a value equal to the higher of NAV or 95% of the market price. The number of additional shares to be credited to each participant’s account will be determined by dividing the dollar amount of the distribution or dividend by the higher of NAV or 95% of the market price. If the market price is lower than NAV, or if dividends or distributions are payable only in cash, then participants will receive shares purchased by the Plan Agent on participants’ behalf on the New York Stock Exchange (the NYSE) or otherwise on the open market. If the market price exceeds NAV before the Plan Agent has completed its purchases, the average per share purchase price may exceed NAV, resulting in fewer shares being acquired than if the Fund had issued new shares.

There are no brokerage charges with respect to common shares issued directly by the Fund. However, whenever shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees, currently $0.05 per share purchased or sold. Brokerage trading fees will be deducted from amounts to be invested.

The reinvestment of dividends and net capital gains distributions does not relieve participants of any income tax that may be payable on such dividends or distributions.

Semiannual report | Tax-Advantaged Global Shareholder Yield Fund	21

Shareholders participating in the Plan may buy additional shares of the Fund through the Plan at any time in amounts of at least $50 per investment, up to a maximum of $10,000, with a total calendar year limit of $100,000. Shareholders will be charged a $5 transaction fee plus $0.05 per share brokerage trading fee for each order. Purchases of additional shares of the Fund will be made on the open market. Shareholders who elect to utilize monthly electronic fund transfers to buy additional shares of the Fund will be charged a $2 transaction fee plus $0.05 per share brokerage trading fee for each automatic purchase. Shareholders can also sell Fund shares held in the Plan account at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.computershare.com and clicking on EquityAccess & More. The Plan Agent will mail a check to you (less applicable brokerage trading fees) on settlement date, which is three business days after your shares have been sold. If you choose to sell your shares through your stockbroker, you will need to request that the Plan Agent electronically transfer your shares to your stockbroker through the Direct Registration System.

Shareholders participating in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.computershare.com and clicking on EquityAccess & More. Such termination will be effective immediately if the notice is received by the Plan Agent prior to any dividend or distribution record date; otherwise, such termination will be effective on the first trading day after the payment date for such dividend or distribution, with respect to any subsequent dividend or distribution. If you withdraw, your shares will be credited to your account; or, if you wish, the Plan Agent will sell your full and fractional shares and send you the proceeds, less a transaction fee of $5.00 and less brokerage trading fees of $0.05 per share. If a shareholder does not maintain at least one whole share of common stock in the Plan account, the Plan Agent may terminate such shareholder’s participation in the Plan after written notice. Upon termination, shareholders will be sent a check for the cash value of any fractional share in the Plan account, less any applicable broker commissions and taxes.

Shareholders who hold at least one full share of the Fund may join the Plan by notifying the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.computershare.com and clicking on EquityAccess & More. If received in proper form by the Plan Agent before the record date of a dividend, the election will be effective with respect to all dividends paid after such record date. If you wish to participate in the Plan and your shares are held in the name of a brokerage firm, bank or other nominee, please contact your nominee to see if it will participate in the Plan for you. If you wish to participate in the Plan, but your brokerage firm, bank or other nominee is unable to participate on your behalf, you will need to request that your shares be re-registered in your own name, or you will not be able to participate. The Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by you as representing the total amount registered in your name and held for your account by your nominee.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund and the Plan Agent reserve the right to amend or terminate the Plan. Participants generally will receive written notice at least 90 days before the effective date of any amendment. In the case of termination, participants will receive written notice at least 90 days before the record date for the payment of any dividend or distribution by the Fund.

All correspondence or requests for additional information about the Plan should be directed to Computershare Trust Company, N.A., at the address stated below or by calling 1-800-852-0218, 1-201-680-6578 (For International Telephone Inquiries), and 1-201-680-6610 (For the Hearing Impaired (TDD)).

22	Tax-Advantaged Global Shareholder Yield Fund | Semiannual report

Shareholder communication and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Computershare Trust Company, N.A.
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310–1900
Telephone: 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

Shareholder meeting

The Fund held its Annual Meeting of Shareholders on January 20, 2012. The following action was taken by the shareholders:

Proposal: Election of three (3) Trustees to serve for a three-year term ending at the Annual Meeting of Shareholders in 2015 or such earlier date as required by the by-laws of the Fund. Each nominee was reelected by the Fund’s shareholders and the votes cast with respect to each Trustee are set forth below.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Stanley Martin	7,354,430	231,504
John A. Moore	7,346,913	239,021
John G. Vrysen	7,361,664	224,270

As of the Annual Meeting date, the terms of office of the following seven Trustees of the Fund had not ended and they remained in office: James F. Carlin, William H. Cunningham, Deborah C. Jackson, Hugh McHaffie, Patti McGill Peterson, Steven R. Pruchansky and Gregory A. Russo. Subsequent to the Annual Meeting date, Mr. Carlin resigned from the Board.

Semiannual report | Tax-Advantaged Global Shareholder Yield Fund	23

More information

Trustees	Officers	Investment adviser
Steven R. Pruchansky	Keith F. Hartstein	John Hancock Advisers, LLC
Chairman	President and
William H. Cunningham	Chief Executive Officer	Subadvisers
Deborah C. Jackson		Epoch Investment Partners, Inc.
Stanley Martin*	Andrew G. Arnott	Analytic Investors, LLC
Hugh McHaffie†	Senior Vice President and
Dr. John A. Moore*	Chief Operating Officer	Custodian
Vice Chairman		State Street Bank and
Patti McGill Peterson*	Thomas M. Kinzler	Trust Company
Gregory A. Russo	Secretary and Chief Legal Officer
John G. Vrysen†		Transfer agent
	Francis V. Knox, Jr.	Computershare Shareowner
*Member of the	Chief Compliance Officer	Services, LLC
Audit Committee
†Non-Independent Trustee	Charles A. Rizzo	Legal counsel
	Chief Financial Officer	K&L Gates LLP

	Salvatore Schiavone	Stock symbol
	Treasurer	Listed New York Stock
Exchange: HTY

For shareholder assistance refer to page 23

You can also contact us:
1-800-852-0218	Regular mail:
jhfunds.com	Computershare Shareowner Services, LLC
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310-1900

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-852-0218.

The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

24	Tax-Advantaged Global Shareholder Yield Fund | Semiannual report

1-800-852-0218
1-800-231-5469 TDD
1-800-843-0090 EASI-Line
www.jhfunds.com

PRESORTED
STANDARD
U.S. POSTAGE
PAID
MIS

P14SA 4/12
6/12

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Global Shareholder Yield Fund

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	June 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	June 26, 2012

By:	/s/ Charles A. Rizzo
---------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	June 26, 2012